Segment reporting	12 Months Ended
Dec. 31, 2014
Segment reporting [Abstract]
Segment reporting
24	Segment reporting

The Company accounts for segmental reporting under ASC 280, “Segment reporting”. It has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues primarily from the sale of their products. The Company's chief operating decision makers, has been identified as the Co-Chief Executive Officers, review these operating segment results when making resource allocation decisions and evaluating the performance of the Company's business.

The Company does not allocate operating expenses to individual reportable segments when making resource allocation decisions and evaluating its business performance. Accordingly, there are measurement differences between the reportable segments and the consolidated financial statements.

A measure for total assets of the Company's reportable segments was not disclosed because asset information is not included in the measures reviewed by the chief operating decision makers. The following table presented selected financial information relating to the Company's reportable segments for the years ended December 31, 2012, 2013 and 2014:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)
Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665
2013
Net revenues	$469,689	$335,511	$303,416	$105,371	$1,213,987
Cost of revenues	(199,809)	(141,089)	(112,667)	(73,837)	(527,402)
Gross profit	$269,880	$194,422	$190,749	$31,534	$686,585
2014
Net revenues	$485,103	$367,148	$343,285	$127,278	$1,322,814
Cost of revenues	(219,390)	(152,432)	(134,544)	(77,944)	(584,310)
Gross profit	$265,713	$214,716	$208,741	$49,334	$738,504

Geographic disclosures

The Company's net revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2012, 2013 and 2014 were as follows:

	Years Ended December 31,
	2012	2013	2014
Net revenues:
PRC	$472,991	$551,155	$606,745
United States of America	143,586	160,614	184,775
Europe	100,985	121,262	137,133
Rest of the world	342,492	380,956	394,161
Total net revenues	$1,060,054	$1,213,987	$1,322,814

Long-lived assets located at the respective geographic areas as of December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014
Long-lived assets
PRC	$342,919	$434,846
United States	30,110	26,589
Rest of the world	11,144	10,355
Total long-lived assets	$384,173	$471,790

For the above table, long-lived assets represents the total assets less current assets, non-current restricted cash, other assets, non-current accounts receivable, net, advances for purchase of property, plant and equipment, intangible assets, net and goodwill.

Major customers

There was no single customer who accounted for 2% or more of the Company's net revenues for the years ended December 31, 2012, 2013 and 2014, respectively.